Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee view the link between our performance and our NEOs’ pay. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis” section above. Additionally, for a discussion of how we view our executive compensation structure, including alignment with our corporate performance, see “Compensation Discussion and Analysis” above.
The use of the term compensation actually paid (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported
in the “2024 Summary Compensation Table” reflects the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the “2024 Summary Compensation Table” Total Compensation values for the applicable year as described in the footnotes to the following table.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2)(4) ($)	Total Shareholder Return (TSR) (5) ($)	Peer Group TSR (6) ($)	Net Income (Loss) ($ in millions)
2024	$10,079,491	$20,330,356	$4,295,183	$7,779,598	$151.35	$116.78	$(600)
2023	10,411,247	14,000,393	3,766,587	4,821,442	99.24	114.10	(436)
2022	7,217,839	8,638,970	2,475,510	2,924,708	82.42	109.99	(249)
2021	7,828,917	(3,466,481)	2,367,508	(276,306)	88.55	124.53	(187)
2020	2,388,211	25,707,937	1,260,210	8,576,732	136.99	124.25	(108)

(1)	Represents total compensation reported for our principal executive officer (“PEO”), Dr. Goldsmith, as reflected in the “2024 Summary Compensation Table” above.
(2)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation
S-K).
The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2024, the following amounts were deducted from and added to the total compensation number shown in the 2024 Summary Compensation Table:

	2024 (For PEO) ($)	2024 (Average for Non PEO NEOs)
2024 Summary Compensation Table (“SCT”) Total Compensation	$10,079,491	$4,295,183
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(8,731,524)	(3,476,008)
Fair value as of year-end of equity awards granted during the year that remain unvested	10,043,726	3,998,272
Change in fair value of prior years’ equity awards that remain unvested as of year-end	4,368,529	1,364,647
Fair value on vesting date for awards granted and vested in the same year	2,355,876	937,859
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	2,214,258	659,645

Compensation Actually Paid (CAP)	$20,330,356	$7,779,598

(3)	Represents the average total compensation reported for our non-PEO NEOs in the “2024 Summary Compensation Table”. The non-PEO NEOs included in the average for each year are as follows:

2024	2023	2022	2021	2020
Jack Anders	Jack Anders	Jack Anders	Jack Anders	Steve Kelsey, M.D., FRCP, FRCPath
Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Margaret Horn, J.D.
Margaret Horn, J.D.	Margaret Horn, J.D.	Margaret Horn, J.D.	Margaret Horn, J.D.
Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.

(4)
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant date fair values were estimated using the Black-Scholes model. The assumptions used in calculating the fair value of the equity awards did not differ in any respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, other than the expected term that has been adjusted to reflect the passage of time.

(5)
Total Shareholder Return (“TSR”) represents the cumulative growth of a hypothetical $100 investment in our common stock made on February 13, 2020, the first date our common stock was publicly traded, as of the end of each respective year.

(6)
Peer group TSR represents the cumulative growth of a hypothetical $100 investment made on February 13, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report on Form
10-K
for the year ended December 31, 2024, as of the end of each respective year.

SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by us to link CAP for the most recently completed fiscal year, to our performance. We did not use any financial performance measures to link CAP to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-selected measure in the table above. See the “Compensation Discussion and Analysis” section included elsewhere in this Proxy Statement and in our historical proxy statements for additional detail on executive compensation actions.
Tabular List of Financial Performance Measures
Given the current lifecycle stage of our Company, financial measures do not feature meaningfully in our incentive plan design, which instead focuses on clinical and regulatory advancement, business development, financial results and people objectives, as described in the “Compensation Discussion and Analysis” section above. For the fiscal year ended December 31, 2024, there were no financial performance measures used to link CAP paid to our NEOs to Company performance and, therefore, no Company-selected measure is reported in the table above.

Named Executive Officers, Footnote
(3)	Represents the average total compensation reported for our non-PEO NEOs in the “2024 Summary Compensation Table”. The non-PEO NEOs included in the average for each year are as follows:

2024	2023	2022	2021	2020
Jack Anders	Jack Anders	Jack Anders	Jack Anders	Steve Kelsey, M.D., FRCP, FRCPath
Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Margaret Horn, J.D.
Margaret Horn, J.D.	Margaret Horn, J.D.	Margaret Horn, J.D.	Margaret Horn, J.D.
Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.

Peer Group Issuers, Footnote	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made on February 13, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report on Form
10-K
	for the year ended December 31, 2024, as of the end of each respective year.
PEO Total Compensation Amount	$ 10,079,491	$ 10,411,247	$ 7,217,839	$ 7,828,917	$ 2,388,211
PEO Actually Paid Compensation Amount	$ 20,330,356	14,000,393	8,638,970	(3,466,481)	25,707,937
Adjustment To PEO Compensation, Footnote
(2)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation
S-K).
The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2024, the following amounts were deducted from and added to the total compensation number shown in the 2024 Summary Compensation Table:

	2024 (For PEO) ($)	2024 (Average for Non PEO NEOs)
2024 Summary Compensation Table (“SCT”) Total Compensation	$10,079,491	$4,295,183
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(8,731,524)	(3,476,008)
Fair value as of year-end of equity awards granted during the year that remain unvested	10,043,726	3,998,272
Change in fair value of prior years’ equity awards that remain unvested as of year-end	4,368,529	1,364,647
Fair value on vesting date for awards granted and vested in the same year	2,355,876	937,859
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	2,214,258	659,645

Compensation Actually Paid (CAP)	$20,330,356	$7,779,598

Non-PEO NEO Average Total Compensation Amount	$ 4,295,183	3,766,587	2,475,510	2,367,508	1,260,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,779,598	4,821,442	2,924,708	(276,306)	8,576,732
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation
S-K).
The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2024, the following amounts were deducted from and added to the total compensation number shown in the 2024 Summary Compensation Table:

	2024 (For PEO) ($)	2024 (Average for Non PEO NEOs)
2024 Summary Compensation Table (“SCT”) Total Compensation	$10,079,491	$4,295,183
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(8,731,524)	(3,476,008)
Fair value as of year-end of equity awards granted during the year that remain unvested	10,043,726	3,998,272
Change in fair value of prior years’ equity awards that remain unvested as of year-end	4,368,529	1,364,647
Fair value on vesting date for awards granted and vested in the same year	2,355,876	937,859
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	2,214,258	659,645

Compensation Actually Paid (CAP)	$20,330,356	$7,779,598

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The chart below shows the graphical relationship between our PEO’s CAP and the average of our other NEOs’ CAP (as shown in the above Pay Versus Performance table), and TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The chart below shows the graphical relationship between our PEO’s CAP and the average of our other NEOs’ CAP (as shown in the
above Pay Versus Performance table), and our net income during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The chart below shows the graphical relationship between our PEO’s CAP and the average of our other NEOs’ CAP (as shown in the above Pay Versus Performance table), and TSR and Peer Group TSR.

Total Shareholder Return Amount	$ 151.35	99.24	82.42	88.55	136.99
Peer Group Total Shareholder Return Amount	116.78	114.1	109.99	124.53	124.25
Net Income (Loss)	$ (600,000,000)	$ (436,000,000)	$ (249,000,000)	$ (187,000,000)	$ (108,000,000)
PEO Name	Dr. Goldsmith
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,043,726
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,368,529
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,355,876
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,214,258
PEO | Amounts reported under the "Stock Awards" and "Option Awards"
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,731,524)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,998,272
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,364,647
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,859
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	659,645
Non-PEO NEO | Amounts reported under the "Stock Awards" and "Option Awards"
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,476,008)